Equity	12 Months Ended
Dec. 31, 2025
Disclosure Of Issued Capital [Abstract]
Equity

11. Equity

11.1 Common Shares

The authorized share capital of the Company consists of an unlimited number of common shares and an unlimited number of preferred shares issuable in series without par value.

During the year ended December 31, 2023, the Company issued 162,967 GRC shares in satisfaction of the dividend reinvestment plan and 496,785 GRC Shares to acquire a portfolio of royalties from SOQUEM.

On June 4, 2024, the Company issued 2,906,977 GRC Shares in satisfaction of the acquisition of the Vareš Copper Stream. The Company incurred issuance costs of $31 and recognized a corresponding deferred tax recovery of $8.

On May 31, 2024, the Company completed a public offering of units ("Unit") of the Company (the "2024 Offering"). Pursuant to the 2024 Offering, the Company issued, on a bought deal basis, 20,058,300 Units, including 2,616,300 Units pursuant to the full exercise of the over-allotment option, at a price of $1.72 per Unit for aggregate gross proceeds of $34,500 and incurred issuance costs of $2,264. A corresponding deferred tax recovery of $680 was recognized in connection with these issuance costs. Each Unit consists of one GRC Share and GRC Warrant. Each GRC Warrant is exercisable to acquire one GRC Share for a period of thirty-six months after closing at an exercise price of $2.25. The proceeds were used to fund the acquisition of the Vareš Copper Stream.

During the year ended December 31, 2024, the Company issued 22,000 GRC Shares to service providers for the provision of marketing services.

On December 11, 2025, the Company completed a public offering of common shares of the Company (the "2025 Offering"). Pursuant to the 2025 Offering, the Company issued, on a bought deal basis, 25,875,000 GRC Shares, including 3,375,000 GRC Shares pursuant to the full exercise of the over-allotment option, at a price of $4.00 per GRC Share for aggregate gross proceeds of $103,500 and incurred issuance costs of $4,489. A corresponding deferred tax recovery of $1,211 was recognized in connection with these issuance costs. The proceeds were used to fund the consideration for the acquisition of the Pedra Branca Royalty and pay down the entirety of the debt outstanding under the Credit Facility.

On November 25, 2025, the Company issued 22,857,142 GRC Shares for the conversion of principal amount of the Debentures and 352,831 GRC Shares for the partial make-whole payment to the Holders in connection with the redemption and conversion of the Debentures (Note 8).

During the year ended December 31, 2025, the Company issued 3,403,310 (2024: nil) GRC Shares in satisfaction of exercise of common share purchase warrants.

During the year ended December 31, 2025, the Company issued 1,837,050 (2024: 1,548,801) GRC Shares in satisfaction of vesting of RSUs, exercise of share options and Debentures interest payment.

11. Equity (continued)

11.2 At-the-Market Program

On August 15, 2022, the Company entered into an equity distribution agreement (the "Equity Distribution Agreement") with a syndicate of agents, providing for the issuance of up to $50 million shares of GRC from treasury to the public from time to time pursuant to an "at the market" equity program (the "ATM Program"). The Equity Distribution Agreement was terminated on September 1, 2023. During the year ended December 31, 2023, the Company issued 496,438 under the Company's ATM Program for net proceeds of $1,223.

11.3 Restricted Share Units

During the years ended December 31, 2025, 2024 and 2023, the Company recognized share-based compensation expense of $1,807, $1,873 and $1,318, respectively, related to the RSUs.

The following outlines the movements of the Company's RSUs:

	Number of RSUs	Weighted Average Grant Price ($)
Balance at December 31, 2022	769,547	3.25
Granted	1,556,164	1.55
Vested	(257,489)	3.24
Forfeited	(3,102)	2.81
Balance at December 31, 2023	2,065,120	1.97
Granted	1,348,555	1.24
Vested	(738,244)	2.11
Forfeited	(95,156)	2.09
Balance at December 31, 2024	2,580,275	1.55
Granted	448,636	4.01
Vested	(1,184,225)	1.77
Forfeited	(2,350)	1.29
Balance at December 31, 2025	1,842,336	2.00

The Company's RSUs vest in three equal annual instalments during the recipient's continual service with the Company. The Company classifies RSUs as equity instruments since the Company has the ability and intent to settle the awards in GRC Shares. The compensation expense is calculated based on the fair value of each RSU as determined by the closing value of GRC Shares at the date of the grant. The Company recognizes compensation expense over the vesting period of the RSUs.

11.4 Dividends and Dividend Reinvestment Plan ("DRIP")

On January 18, 2022, the Company declared an inaugural quarterly cash dividend of $0.01 per common share. Dividend payments were suspended on July 31, 2023. No dividends were paid during the year ended December 31, 2025 and 2024. The Company paid a dividend of $2,892 during the year ended December 31, 2023.

The Company adopted the DRIP on February 16, 2023, allowing eligible shareholders to reinvest dividends into additional GRC Shares without brokerage fees. Shares can be issued from treasury or purchased on the open market through the NYSE American. During the year ended December 31, 2023, 162,967 GRC Shares were issued in satisfaction of the DRIP.

11. Equity (continued)

11.5 Reserves

The following outlines the movements of the reserves related to the Company's common share purchase warrants, share options, RSUs and Debentures:

	Reserves
	Warrants	Share Based Awards	Convertible Debentures	Total
	($)	($)	($)	($)
Balance at December 31, 2022	8,292	14,128	—	22,420
Vesting of RSUs	—	(826)	—	(826)
Exercise of share options	—	(1,823)	—	(1,823)
Share-based compensation - share options	—	1,405	—	1,405
Share-based compensation - RSUs	—	1,318	—	1,318
Convertible debentures:
Equity component of convertible debentures issued for cash, net of taxes	—	—	12,270	12,270
Transaction fees and issuance costs	—	—	(538)	(538)
Balance at December 31, 2023	8,292	14,202	11,732	34,226
Vesting of RSUs	—	(1,551)	—	(1,551)
Exercise of share options	—	(301)	—	(301)
Share-based compensation - share options	—	434	—	434
Share-based compensation - RSUs	—	1,873	—	1,873
Bought deal offering - GRC Warrants issued for cash	1,003	—	—	1,003
Balance at December 31, 2024	9,295	14,657	11,732	35,684
Vesting of RSUs	—	(2,092)	—	(2,092)
Exercise of share options	—	(138)	—	(138)
Exercise of common share purchase warrants	(478)	—	—	(478)
Share-based compensation - share options	—	947	—	947
Share-based compensation - RSUs	—	1,807	—	1,807
Convertible debentures - redemption and conversion	—	—	(11,732)	(11,732)
Balance at December 31, 2025	8,817	15,181	—	23,998

Common Share Purchase Warrants

During the year ended September 30, 2021, the Company issued 15,946,732 common share purchase warrant ("Ely Warrants"). Each Ely Warrant is exercisable to acquire 0.2450 of a GRC Share plus C$0.0001. During the year ended December 31, 2025, 1,000,000 Ely Warrants with exercise price of C$1.31 per Ely Warrant were exercised, and the share price at the date of exercise was $4.16. As at December 31, 2025, all outstanding Ely Warrants expired.

As at December 31, 2025, there were 16,899,990 GRC Warrants outstanding with a weighted average remaining contractual life of 1.41 years. During the year ended December 31, 2025, 3,158,310 GRC Warrants were exercised and the weighted average share price at the date of exercise was $3.61.

Share Options

The Company adopted a long-term incentive plan (the "LTIP") which provides that the Board of Directors may, from time to time, at its discretion, grant awards of restricted share units, performance share units, deferred share units and share options to directors, officers, employees and consultants. The aggregate number of GRC Shares issuable under the LTIP in respect of awards shall not exceed 10% of GRC Shares issued and outstanding.

During the years ended December 31, 2025, 2024 and 2023, the Company recognized share-based compensation expense of $947, $434 and $1,405, respectively, related to the share options.

The following outlines the movements of the Company's common share options:

11. Equity (continued)

11.5 Reserves (continued)

Share Options (continued)

	Number of options	Weighted Average Exercise Price ($)
Balance at December 31, 2022	8,236,668	3.18
Granted	5,000	2.33
Exercised	(332,298)	1.04
Forfeited	(143,159)	1.04
Balance at December 31, 2023	7,766,211	3.31
Granted	2,094,450	1.24
Exercised	(25,544)	1.29
Forfeited	(111,342)	2.18
Balance at December 31, 2024	9,723,775	2.89
Granted	748,034	4.01
Exercised	(99,534)	1.68
Forfeited	(13,517)	2.46
Expired	(207,347)	2.40
Balance at December 31, 2025	10,151,411	2.99

The weighted average share price at the date of exercise of options exercised during the year ended December 31, 2025 was $3.45 (2024: $1.71).

During the year ended December 31, 2025, the Company granted 748,034 share options at an exercise price of $4.01 per share to officers and employees.

During the year ended December 31, 2024, the Company granted 2,094,450 share options at an exercise price of $1.24 per share to officers and employees.

During the year ended December 31, 2023, the Company granted 5,000 share options at an exercise price of $2.33 per share to an employee.

All of these share options are exercisable for a period of 5 years from the date of grant and will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.

The fair values of the share options granted during the years ended December 31, 2025, 2024 and 2023, were estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
Risk-free interest rate	3.53%	4.11%	4.55%
Expected life (years)	2.88	2.88	1.37
Expected volatility	51.57%	55.88%	41.83%
Expected dividend yield	0.00%	0.00%	1.72%
Estimated forfeiture rate	0.93%	0.83%	13.33%

As there was insufficient trading history of GRC Shares prior to the date of grant during the year ended December 31, 2023, the expected volatility for the year ended December 31, 2023 was based on the historical share price volatility of a group of comparable companies in the sector in which the Company operates over a period similar to the expected life of the share options.

For the years ended, December 31, 2025 and 2024, sufficient trading history had accumulated to allow the Company to estimate expected volatility using its own historical share price data. Accordingly, the expected volatility assumptions for grants made were based primarily on the Company’s observed share price volatility over a period commensurate with the expected life of the awards.

11. Equity (continued)

11.5 Reserves (continued)

Share Options (continued)

A summary of share options outstanding and exercisable as at December 31, 2025, are as follows:

	Options Outstanding			Options Exercisable
Exercise Price ($)	Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
1.00 to 1.99	3,755,405	1.28	2.47	3,232,025	1.28	2.23
2.00 to 2.99	2,283,455	2.58	1.92	2,283,455	2.58	1.92
3.00 to 3.99	17,514	3.06	1.39	17,514	3.06	1.39
4.00 to 4.99	1,590,037	4.46	2.73	1,029,012	4.71	1.51
5.00 and above	2,505,000	5.00	0.19	2,505,000	5.00	0.19
	10,151,411	2.99	1.82	9,067,006	3.03	1.50